Defined Benefit Plans	12 Months Ended
Mar. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Defined Benefit Plans

Note 11 - Defined benefit plans

Directors’ Retirement Plan

The Directors’ Retirement Plan is a nonqualified, unfunded pension plan with benefits based on fees paid to directors while still active. The funding policy is to pay directors on a pay-as-you-go basis.

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2017	2016
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$2,336	$3,222
Service cost	92	175
Interest cost	77	119
Actuarial (gain) loss	(167)	(1,091)
Loss due to remeasurement/settlement	283	—
Benefits paid	(82)	(89)
Settlements	(636)	—
Benefit obligation - ending	1,903	2,336
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	718	89
Benefits paid	(82)	(89)
Settlements	(636)	—
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(1,903)	$(2,336)
Accumulated benefit obligation	$1,476	$1,882
Assumptions:
Discount rate	4.00%	4.15%
Rate of increase in compensation	2.00%	2.00%

The Bank expects to make contributions to the plan during the year ending March 31, 2018, totaling approximately $2,000. At March 31, 2017, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2018	$2
2019	4
2020	7
2021	10
2022	30
2023-2027	265

Note 11 - Defined benefit plans (Continued)

Directors’ Retirement Plan (Continued)

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2017	2016	2015
	(Dollars In Thousands)
Service cost	$92	$175	$178
Interest cost	77	119	119
Net amortization and deferral	12	90	62
Settlement charge	37	—	171
Net Periodic Pension Cost Included in
Directors' Compensation	$218	$384	$530
Assumptions:
Discount rate	4.15%	3.75%	4.50%
Discount rate - remeasurement/settlement	3.83%	—	4.25%
Rate of increase in compensation	2.00%	4.50%	4.50%

At March 31, 2017 and 2016, unrecognized net gain of $51,000 and $130,000, and unrecognized prior service cost of $0 and $12,000, respectively, were included in accumulated other comprehensive income (loss). For the fiscal year ending March 31, 2018, there is no unrecognized gain or prior service cost expected to be recognized as a component of net periodic pension cost.

Former President’s Post-retirement Healthcare Plan

A former president’s post-retirement healthcare plan is a nonqualified, unfunded plan with the only participant being the former president’s spouse, since his death in February 2005. This healthcare plan provides coverage for the spouse’s life. The annual costs associated with these benefits are accrued on the basis of actuarial assumptions and included in salaries and employee benefits.

The following table sets forth the funded status for a former president’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

`	March 31,
	2017	2016
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$66	$72
Interest cost	3	3
Actuarial loss	(2)	(3)
Benefits paid	(6)	(6)
Benefit obligation - ending	61	66
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	6	6
Benefits paid	(6)	(6)
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(61)	$(66)
Assumed discount rate	4.00%	4.15%

Note 11 - Defined benefit plans (Continued)

Former President’s Post-retirement Healthcare Plan (Continued)

The Bank expects to make contributions to the plan during the year ending March 31, 2018 totaling approximately $6,000. At March 31, 2017, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2018	$6
2019	6
2020	6
2021	6
2022	5
2023-2027	25

Net periodic pension (benefit) for the plan included the following components:

	Years Ended March 31,
	2017	2016	2015
	(Dollars In Thousands)
Interest cost	$3	$3	$2
Net amortization and deferral	(3)	(3)	(5)
Net Periodic (Benefit)	$—	$—	$(3)
Assumed discount rate	4.15%	3.75%	4.50%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%

At March 31, 2017 and 2016, unrecognized net gain of $41,000 and $42,000 was included in accumulated other comprehensive income (loss). For the fiscal year ending March 31, 2018, $4,000 of the net gain is expected to be recognized as a component of net periodic pension benefit.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2017:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$2
Effect on post-retirement benefit obligation	$65	$57